Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Basic Materials (4.1%)
	Albemarle Corp.	2,702,123	714,549
	Nucor Corp.	6,039,037	646,116
	Fastenal Co.	13,256,770	610,342
	International Flavors & Fragrances Inc.	5,880,677	534,142
	LyondellBasell Industries NV Class A	6,016,878	452,951
	CF Industries Holdings Inc.	4,597,141	442,475
	Mosaic Co.	7,965,324	384,964
	FMC Corp.	2,905,936	307,157
	Avery Dennison Corp.	1,874,295	304,948
	International Paper Co.	8,350,839	264,722
	Celanese Corp. Class A	2,249,704	203,238
	Eastman Chemical Co.	2,834,672	201,403
	Westlake Corp.	368,632	32,027
			5,099,034
Consumer Discretionary (12.6%)
*	Dollar Tree Inc.	4,907,779	667,949
*	Trade Desk Inc. Class A	10,243,268	612,035
*	Copart Inc.	4,938,307	525,436
*	Aptiv plc	6,246,904	488,570
	Genuine Parts Co.	3,263,251	487,269
	DR Horton Inc.	7,214,571	485,901
*	AutoZone Inc.	224,802	481,510
*	Chipotle Mexican Grill Inc. Class A	320,253	481,263
	Tractor Supply Co.	2,560,576	475,960
*	Ulta Beauty Inc.	1,181,640	474,062
	eBay Inc.	12,673,130	466,498
	Lennar Corp. Class A	5,980,118	445,818
*	Southwest Airlines Co.	13,697,647	422,435
*	Take-Two Interactive Software Inc.	3,845,682	419,179
*	Delta Air Lines Inc.	14,784,695	414,859
	Hilton Worldwide Holdings Inc.	3,163,879	381,627
	Darden Restaurants Inc.	2,827,410	357,158
*	Expedia Group Inc.	3,507,085	328,579
	Omnicom Group Inc.	4,726,117	298,171
	Best Buy Co. Inc.	4,678,251	296,320
*	Etsy Inc.	2,920,540	292,434
*	NVR Inc.	71,998	287,062
	Garmin Ltd.	3,557,601	285,711
	LKQ Corp.	6,014,244	283,572
*	Live Nation Entertainment Inc.	3,448,556	262,228
	Domino's Pizza Inc.	827,835	256,794

		Shares	Market Value ($000)
*	ROBLOX Corp. Class A	6,920,572	248,033
*	United Airlines Holdings Inc.	7,535,016	245,114
*	CarMax Inc.	3,671,623	242,401
	VF Corp.	8,068,334	241,324
	Advance Auto Parts Inc.	1,385,907	216,673
	MGM Resorts International	7,252,671	215,549
	Fox Corp. Class A	7,004,073	214,885
[1]	Paramount Global Class B	11,280,031	214,772
	Hasbro Inc.	3,026,035	204,015
	PulteGroup Inc.	5,335,992	200,100
	Rollins Inc.	5,686,059	197,193
*	Royal Caribbean Cruises Ltd.	5,001,208	189,546
*,1	Lucid Group Inc.	13,514,187	188,793
	BorgWarner Inc.	5,462,845	171,533
	News Corp. Class A	11,260,750	170,150
	Whirlpool Corp.	1,257,500	169,524
*	Burlington Stores Inc.	1,512,916	169,280
*	Carnival Corp.	22,769,600	160,070
*	Caesars Entertainment Inc.	4,700,435	151,636
*	Las Vegas Sands Corp.	3,966,308	148,816
	Pool Corp.	433,685	138,003
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,549,352	133,846
	Interpublic Group of Cos. Inc.	4,518,067	115,662
	Vail Resorts Inc.	465,066	100,287
*	American Airlines Group Inc.	7,494,000	90,228
	Fox Corp. Class B	3,148,750	89,739
	Lear Corp.	685,928	82,099
	Bath & Body Works Inc.	2,500,947	81,531
*,1	GameStop Corp. Class A	2,982,099	74,940
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,681,872	64,029
[1]	Sirius XM Holdings Inc.	11,010,315	62,869
	Warner Music Group Corp. Class A	2,690,466	62,446
*,1	Chewy Inc. Class A	2,021,059	62,087
*	Endeavor Group Holdings Inc. Class A	2,962,988	60,030
	Lennar Corp. Class B	212,879	12,668
	News Corp. Class B	355,310	5,479
[1]	Paramount Global Class A	188,051	4,051
			15,877,801
Consumer Staples (5.3%)
	Corteva Inc.	16,733,453	956,317
	Kroger Co.	14,855,815	649,942
	McKesson Corp.	1,658,045	563,520
	Archer-Daniels-Midland Co.	6,465,982	520,188
	AmerisourceBergen Corp. Class A	3,585,193	485,184
	Tyson Foods Inc. Class A	6,679,168	440,358
	McCormick & Co. Inc. (Non-Voting)	5,777,863	411,788
	Kellogg Co.	5,885,234	409,965
	Church & Dwight Co. Inc.	5,602,678	400,255
	Clorox Co.	2,840,672	364,714
	Conagra Brands Inc.	11,086,157	361,741
	J M Smucker Co.	2,335,127	320,870
	Hormel Foods Corp.	5,849,444	265,799
	Campbell Soup Co.	4,507,625	212,399
	Lamb Weston Holdings Inc.	1,658,223	128,313
	Molson Coors Beverage Co. Class B	2,083,194	99,973

		Shares	Market Value ($000)
	Albertsons Cos. Inc. Class A	3,683,392	91,569
*	Olaplex Holdings Inc.	2,251,790	21,505
			6,704,400
Energy (6.3%)
	Cheniere Energy Inc.	5,762,714	956,092
	Devon Energy Corp.	15,105,351	908,285
*	Enphase Energy Inc.	3,124,983	867,089
	Hess Corp.	6,428,356	700,627
	ONEOK Inc.	10,313,692	528,474
	Diamondback Energy Inc.	4,100,965	494,002
	Baker Hughes Co. Class A	23,337,871	489,162
	Valero Energy Corp.	4,543,923	485,518
	Halliburton Co.	18,827,302	463,528
	Coterra Energy Inc.	17,435,810	455,423
	Phillips 66	5,548,781	447,898
	Williams Cos. Inc.	14,048,756	402,216
*	Plug Power Inc.	13,350,034	280,484
	Marathon Oil Corp.	7,816,245	176,491
	EQT Corp.	3,841,749	156,551
	Continental Resources Inc.	1,258,187	84,059
			7,895,899
Financials (12.7%)
	Arthur J Gallagher & Co.	4,851,943	830,750
	MSCI Inc. Class A	1,764,059	744,062
	M&T Bank Corp.	4,050,809	714,239
	Ameriprise Financial Inc.	2,494,724	628,546
	Discover Financial Services	6,300,788	572,868
	First Republic Bank	4,213,321	550,049
	Willis Towers Watson plc	2,535,998	509,583
	Fifth Third Bancorp	15,839,972	506,245
	Hartford Financial Services Group Inc.	7,451,630	461,554
*	SVB Financial Group	1,362,742	457,582
	Nasdaq Inc.	7,930,966	449,527
	Raymond James Financial Inc.	4,480,016	442,715
	Huntington Bancshares Inc.	33,268,258	438,476
	Regions Financial Corp.	21,540,494	432,318
	American International Group Inc.	8,766,209	416,220
	Principal Financial Group Inc.	5,747,513	414,683
	Citizens Financial Group Inc.	11,438,459	393,025
	Northern Trust Corp.	4,566,046	390,671
	Broadridge Financial Solutions Inc.	2,706,266	390,568
	Apollo Global Management Inc.	7,923,935	368,463
*	Arch Capital Group Ltd.	8,087,965	368,326
	State Street Corp.	5,803,783	352,928
	FactSet Research Systems Inc.	876,139	350,552
	KeyCorp	21,502,807	344,475
*	Markel Corp.	296,310	321,265
	Cincinnati Financial Corp.	3,487,771	312,400
	W R Berkley Corp.	4,590,008	296,423
	Cboe Global Markets Inc.	2,446,377	287,131
	T. Rowe Price Group Inc.	2,609,684	274,043
	Everest Re Group Ltd.	908,836	238,515
	Loews Corp.	4,742,659	236,374
	Equitable Holdings Inc.	8,666,386	228,359
	Fidelity National Financial Inc.	6,069,643	219,721
*,1	Coinbase Global Inc. Class A	3,264,332	210,517
	Ares Management Corp. Class A	3,372,307	208,914

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	874,258	191,008
	MarketAxess Holdings Inc.	824,717	183,491
	Ally Financial Inc.	6,403,430	178,207
[1]	Annaly Capital Management Inc.	10,029,831	172,112
	Brown & Brown Inc.	2,605,196	157,562
	Interactive Brokers Group Inc. Class A	2,252,130	143,934
	Tradeweb Markets Inc. Class A	2,476,619	139,731
	Franklin Resources Inc.	6,316,122	135,923
*	Alleghany Corp.	147,468	123,780
	Globe Life Inc.	1,010,384	100,735
	Lincoln National Corp.	1,772,230	77,819
*,1	Corebridge Financial Inc.	1,485,470	29,249
[1]	Rocket Cos. Inc. Class A	2,530,681	15,994
			16,011,632
Health Care (10.4%)
*	Centene Corp.	13,186,067	1,026,008
*	IQVIA Holdings Inc.	4,302,622	779,377
	ResMed Inc.	3,377,891	737,394
*	Dexcom Inc.	9,056,325	729,396
*	Alnylam Pharmaceuticals Inc.	2,769,120	554,267
*	Veeva Systems Inc. Class A	3,231,245	532,768
	Zimmer Biomet Holdings Inc.	4,839,266	505,945
*	Seagen Inc.	3,191,109	436,639
	Laboratory Corp. of America Holdings	2,085,096	427,048
	West Pharmaceutical Services Inc.	1,708,089	420,326
	Cardinal Health Inc.	6,287,747	419,267
	STERIS plc	2,307,354	383,667
*	Hologic Inc.	5,759,777	371,621
*	Insulet Corp.	1,601,116	367,296
*	BioMarin Pharmaceutical Inc.	4,279,105	362,740
*	Align Technology Inc.	1,711,504	354,470
	PerkinElmer Inc.	2,911,964	350,397
	Royalty Pharma plc Class A	8,574,218	344,512
	Quest Diagnostics Inc.	2,689,050	329,919
*	Horizon Therapeutics plc	5,314,472	328,913
*	IDEXX Laboratories Inc.	960,064	312,789
	Cooper Cos. Inc.	1,138,003	300,319
*	Incyte Corp.	4,362,554	290,721
*	Catalent Inc.	3,927,519	284,195
*	Avantor Inc.	13,995,233	274,307
*	ABIOMED Inc.	1,049,120	257,727
	Viatris Inc.	27,949,176	238,127
*	Molina Healthcare Inc.	670,184	221,053
	Teleflex Inc.	1,081,971	217,974
*	Henry Schein Inc.	3,143,156	206,725
*	Bio-Rad Laboratories Inc. Class A	483,100	201,520
*	Charles River Laboratories International Inc.	587,098	115,541
*	DaVita Inc.	1,158,047	95,851
	DENTSPLY SIRONA Inc.	2,481,797	70,359
*	Exact Sciences Corp.	2,040,861	66,308
*	Elanco Animal Health Inc.	5,189,424	64,401
	Universal Health Services Inc. Class B	721,763	63,645
*	agilon health Inc.	2,373,498	55,587
			13,099,119
Industrials (14.3%)
	Cintas Corp.	1,983,556	769,997
	Carrier Global Corp.	19,407,855	690,143

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	4,136,163	650,867
	TransDigm Group Inc.	1,188,727	623,868
	Verisk Analytics Inc. Class A	3,620,584	617,418
	PACCAR Inc.	7,218,077	604,081
	AMETEK Inc.	5,294,917	600,497
	Old Dominion Freight Line Inc.	2,320,199	577,196
	Rockwell Automation Inc.	2,662,850	572,806
*	Mettler-Toledo International Inc.	519,169	562,841
	WW Grainger Inc.	1,056,232	516,698
	Equifax Inc.	2,823,201	483,981
	Fortive Corp.	8,206,888	478,462
	Martin Marietta Materials Inc.	1,438,941	463,468
	Vulcan Materials Co.	2,911,206	459,126
*	United Rentals Inc.	1,613,800	435,920
	Ingersoll Rand Inc.	9,299,296	402,288
	Dover Corp.	3,312,989	386,228
*	Waters Corp.	1,381,228	372,282
*	Teledyne Technologies Inc.	1,081,047	364,821
	Xylem Inc.	4,159,364	363,362
	Ball Corp.	7,249,488	350,295
	Expeditors International of Washington Inc.	3,778,436	333,674
	Westinghouse Air Brake Technologies Corp.	3,982,973	324,015
	Jacobs Solutions Inc.	2,943,063	319,293
	Synchrony Financial	11,113,954	313,302
*	Zebra Technologies Corp. Class A	1,194,170	312,884
*	Trimble Inc.	5,718,143	310,324
	Otis Worldwide Corp.	4,847,157	309,249
*	Bill.com Holdings Inc.	2,297,546	304,126
	JB Hunt Transport Services Inc.	1,915,847	299,677
*	FleetCor Technologies Inc.	1,643,948	289,614
	Textron Inc.	4,877,417	284,158
	CH Robinson Worldwide Inc.	2,856,530	275,112
	TransUnion	4,440,166	264,145
*	Generac Holdings Inc.	1,472,799	262,364
	Stanley Black & Decker Inc.	3,407,554	256,282
	Snap-on Inc.	1,230,031	247,667
	Masco Corp.	5,201,189	242,844
	Packaging Corp. of America	2,160,106	242,558
	Crown Holdings Inc.	2,794,232	226,417
	Quanta Services Inc.	1,649,903	210,181
	HEICO Corp. Class A	1,684,792	193,111
	Westrock Co.	5,879,347	181,613
	Fortune Brands Home & Security Inc.	2,988,484	160,452
	Jack Henry & Associates Inc.	841,190	153,324
	Hubbell Inc. Class B	619,234	138,089
	HEICO Corp.	957,951	137,926
			17,939,046
Real Estate (9.3%)
	Realty Income Corp.	14,245,650	829,097
	SBA Communications Corp. Class A	2,488,670	708,400
	Welltower Inc.	10,687,928	687,448
	Digital Realty Trust Inc.	6,629,326	657,497
*	CoStar Group Inc.	9,133,818	636,170
	AvalonBay Communities Inc.	3,224,871	593,989
	VICI Properties Inc.	19,567,483	584,089
	Equity Residential	8,240,297	553,913
	Extra Space Storage Inc.	3,089,183	533,533
	Alexandria Real Estate Equities Inc.	3,762,209	527,424

		Shares	Market Value ($000)
	Weyerhaeuser Co.	17,078,117	487,751
	Invitation Homes Inc.	14,080,294	475,492
*	CBRE Group Inc. Class A	7,037,556	475,105
	Mid-America Apartment Communities Inc.	2,661,672	412,745
	Sun Communities Inc.	2,844,354	384,926
	Ventas Inc.	9,223,699	370,516
	Essex Property Trust Inc.	1,502,450	363,938
	Simon Property Group Inc.	3,774,399	338,752
	UDR Inc.	7,500,081	312,828
	WP Carey Inc.	4,449,320	310,563
	Iron Mountain Inc.	6,706,207	294,872
	Camden Property Trust	2,456,275	293,402
	Healthpeak Properties Inc.	12,466,295	285,728
	Boston Properties Inc.	3,254,385	243,981
	Host Hotels & Resorts Inc.	8,246,075	130,948
	Regency Centers Corp.	1,989,975	107,160
*	Zillow Group Inc. Class C	3,744,729	107,137
*	Zillow Group Inc. Class A	863,539	24,723
	Duke Realty Corp.	809	39
			11,732,166
Technology (14.7%)
*	Cadence Design Systems Inc.	6,318,267	1,032,594
	Amphenol Corp. Class A	13,720,739	918,741
	Microchip Technology Inc.	12,743,981	777,765
*	Twitter Inc.	15,006,053	657,865
*	ON Semiconductor Corp.	9,994,780	622,975
*	Synopsys Inc.	1,764,022	538,926
*	Datadog Inc. Class A	6,038,135	536,066
	Corning Inc.	17,549,099	509,275
	CDW Corp.	3,119,756	486,932
*	Gartner Inc.	1,733,419	479,620
*	EPAM Systems Inc.	1,257,220	455,353
*	ANSYS Inc.	2,008,503	445,285
	Marvell Technology Inc.	9,801,147	420,567
*	Paycom Software Inc.	1,176,982	388,392
*	Fortinet Inc.	7,730,982	379,823
	Monolithic Power Systems Inc.	1,025,304	372,595
*	VeriSign Inc.	2,103,649	365,404
	Hewlett Packard Enterprise Co.	29,967,995	359,017
*	Cloudflare Inc. Class A	6,202,268	343,047
*	Tyler Technologies Inc.	959,236	333,334
*	DoorDash Inc. Class A	6,605,766	326,655
*	Zscaler Inc.	1,963,641	322,764
	Skyworks Solutions Inc.	3,703,804	315,823
	NetApp Inc.	5,068,595	313,493
*	Pinterest Inc. Class A	13,446,326	313,299
*	Match Group Inc.	6,528,190	311,721
*	Palantir Technologies Inc. Class A	38,238,386	310,878
*	ZoomInfo Technologies Inc. Class A	7,445,800	310,192
[2]	Citrix Systems Inc.	2,908,165	302,449
*	MongoDB Inc. Class A	1,492,750	296,400
*	Akamai Technologies Inc.	3,667,161	294,546
*	HubSpot Inc.	1,052,339	284,258
*	Splunk Inc.	3,711,949	279,139
*	Twilio Inc. Class A	3,997,451	276,384
	Teradyne Inc.	3,617,863	271,882
*	GoDaddy Inc. Class A	3,607,862	255,725
	NortonLifeLock Inc.	12,531,278	252,380

		Shares	Market Value ($000)
*	DocuSign Inc. Class A	4,558,046	243,719
	Seagate Technology Holdings plc	4,574,174	243,483
	SS&C Technologies Holdings Inc.	5,000,355	238,767
*	Snap Inc. Class A	24,130,200	236,959
*	Western Digital Corp.	7,254,324	236,128
*	Black Knight Inc.	3,420,243	221,392
*	Okta Inc. Class A	3,478,471	197,821
*	Qorvo Inc.	2,380,489	189,035
*	Zoom Video Communications Inc. Class A	2,460,532	181,071
	Bentley Systems Inc. Class B	5,106,969	156,222
*,1	Unity Software Inc.	4,814,611	153,393
	Leidos Holdings Inc.	1,574,626	137,733
*	Zendesk Inc.	1,424,421	108,398
*	F5 Inc.	686,503	99,358
*	UiPath Inc. Class A	6,931,294	87,404
*,1	AppLovin Corp. Class A	4,039,497	78,730
*	Dropbox Inc. Class A	3,135,536	64,968
*	Toast Inc. Class A	3,357,414	56,136
*	IAC Inc.	913,725	50,602
*	Qualtrics International Inc. Class A	1,121,827	11,420
*	Palo Alto Networks Inc.	523	86
			18,454,389
Telecommunications (1.8%)
	Motorola Solutions Inc.	3,850,003	862,285
*	Arista Networks Inc.	5,264,906	594,355
*	Liberty Broadband Corp. Class C	2,889,541	213,248
	Lumen Technologies Inc.	23,880,473	173,850
*	Roku Inc. Class A	2,786,547	157,162
	Juniper Networks Inc.	3,720,485	97,179
*	DISH Network Corp. Class A	5,730,999	79,260
*	Liberty Broadband Corp. Class A	388,661	28,994
			2,206,333
Utilities (7.7%)
	Waste Connections Inc.	5,932,390	801,644
	Consolidated Edison Inc.	8,178,632	701,400
	WEC Energy Group Inc.	7,272,891	650,415
	Constellation Energy Corp.	7,536,378	626,951
	Eversource Energy	7,988,299	622,768
*	PG&E Corp.	48,338,993	604,237
	American Water Works Co. Inc.	4,199,316	546,583
	Edison International	8,797,656	497,771
	Ameren Corp.	5,936,942	478,221
	Entergy Corp.	4,691,303	472,086
	FirstEnergy Corp.	12,520,823	463,270
	DTE Energy Co.	4,019,566	462,451
	PPL Corp.	16,983,924	430,543
	CenterPoint Energy Inc.	14,549,460	410,004
	CMS Energy Corp.	6,691,206	389,696
	AES Corp.	15,407,491	348,209
	Evergy Inc.	5,295,979	314,581
	Alliant Energy Corp.	5,784,967	306,545
	NiSource Inc.	9,360,147	235,782
	Vistra Corp.	9,605,593	201,717
	Avangrid Inc.	1,804,929	75,266
			9,640,140
Total Common Stocks (Cost $101,531,014)			124,659,959

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,249,162)	2.828%	12,497,291	1,249,354
Total Investments (100.2%) (Cost $102,780,176)				125,909,313
Other Assets and Liabilities—Net (-0.2%)				(269,871)
Net Assets (100%)				125,639,442
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $603,197,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $628,090,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	2,769	231,184	(13,436)
E-mini S&P 500 Index	December 2022	2,259	406,789	(28,122)
E-mini S&P Mid-Cap 400 Index	December 2022	1,383	305,394	(16,989)
				(58,547)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/23	GSI	1,368	(2.998)	—	(152)
CRSP US Mid Cap TR Index	8/31/23	BANA	84,233	(2.981)	—	(9,442)
DocuSign Inc. Class A	8/31/23	BANA	3,144	(2.581)	—	(263)
Hormel Foods Corp.	1/31/23	GSI	20,678	(2.998)	—	(248)
Palantir Technologies Inc. Class A	8/31/23	BANA	2,069	(2.581)	106	—
Sirius XM Holdings Inc.	1/31/23	GSI	14,702	(2.998)	—	(582)
State Street Corp.	8/30/24	BANA	5,410	(3.356)	—	(810)
State Street Corp.	8/30/24	BANA	8,760	(3.315)	—	(1,401)
State Street Corp.	8/30/24	BANA	140,118	(3.181)	—	(14,519)
VICI Properties Inc.	8/31/23	BANA	87,424	(3.131)	—	(7,504)
					106	(34,921)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	124,357,510	—	302,449	124,659,959
Temporary Cash Investments	1,249,354	—	—	1,249,354
Total	125,606,864	—	302,449	125,909,313

Derivative Financial Instruments
Assets
Swap Contracts	—	106	—	106
Liabilities
Futures Contracts[1]	58,547	—	—	58,547
Swap Contracts	—	34,921	—	34,921
Total	58,547	34,921	—	93,468
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.